United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 87.1%
		Federal Home Loan Mortgage Corporation – 55.9%
$19,500,000	[1]	4.000%, 7/1/2026 - 7/1/2041	20,025,899
73,830,888	[1]	4.500%, 6/1/2019 - 7/1/2041	76,873,808
38,551,206		5.000%, 2/1/2019 - 10/1/2039	41,065,879
27,528,213		5.500%, 4/1/2021 - 10/1/2039	29,796,665
9,871,507		6.000%, 4/1/2036 - 2/1/2038	10,869,250
423,734		7.500%, 1/1/2027 - 2/1/2031	484,750
49,682		8.000%, 3/1/2031	57,037
		TOTAL	179,173,288
		Federal National Mortgage Association – 28.3%
26,170,494	[1]	4.500%, 12/1/2019 - 7/1/2041	27,074,100
22,766,945		5.000%, 7/1/2019 - 7/1/2039	24,268,293
22,564,813		5.500%, 9/1/2034 - 11/1/2039	24,490,167
12,068,899		6.000%, 11/1/2034 - 4/1/2038	13,294,889
1,071,251		6.500%, 2/1/2014 - 8/1/2034	1,210,765
392,040		7.000%, 6/1/2016 - 2/1/2030	430,453
8,483		7.500%, 4/1/2015	9,130
11,512		8.000%, 12/1/2026	13,180
		TOTAL	90,790,977
		Government National Mortgage Association – 2.9%
3,743,387		4.500%, 10/15/2039	3,954,517
4,588,794		5.000%, 6/20/2039 - 9/20/2039	4,984,198
125,694		7.000%, 9/15/2028 - 11/15/2031	144,279
277,271		8.000%, 10/15/2030 - 11/15/2030	321,151
		TOTAL	9,404,145
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $264,445,003)	279,368,410
		Collateralized Mortgage Obligations – 14.2%
		Federal Home Loan Mortgage Corporation – 4.5%
2,319,272	[2]	0.487%, 1/15/2037, REMIC 3260 PF	2,313,028
281,120	[2]	0.497%, 6/15/2036, REMIC 3175 FE	279,663
2,098,261	[2]	0.517%, 5/15/2036, REMIC 3160 FD	2,089,135
3,372,654	[2]	0.537%, 4/15/2036, REMIC 3144 FB	3,355,904
5,400,383	[2]	0.567%, 7/15/2036, REMIC 3179 FP	5,385,288
545,923	[2]	0.587%, 8/15/2036, REMIC 3206 FE	544,527
418,064		7.500%, 4/15/2033, REMIC 3076 NM	432,143
		TOTAL	14,399,688
		Federal National Mortgage Association – 4.3%
389,247	[2]	0.436%, 10/25/2031, REMIC 2005-63 FC	385,566
1,542,733	[2]	0.486%, 7/25/2036, REMIC 2006-58 FP	1,535,873
2,775,781	[2]	0.526%, 11/25/2036, REMIC 2006-104 FY	2,765,158
2,575,157	[2]	0.536%, 9/25/2036, REMIC 2006-81 FB	2,567,603
2,455,584	[2]	0.546%, 12/25/2036, REMIC 2006-115 EF	2,446,622
734,225	[2]	0.566%, 10/25/2036, REMIC 2006-93 FM	731,669
2,549,861	[2]	0.566%, 9/25/2036, REMIC 2006-85 PF	2,539,182
794,574	[2]	0.586%, 6/25/2036, REMIC 2006-43 FL	792,765

Principal Amount			Value
$71,772		6.500%, 4/1/2032, REMIC 321 2	17,088
		TOTAL	13,781,526
		Non-Agency Mortgage – 5.4%
2,155,497		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	2,203,061
2,297,661		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,106,448
1,009,126		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	874,659
899,040		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	870,654
1,670,704	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.386%, 5/19/2047	926,792
1,944,746		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,812,017
20	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	14
49,134	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	40,776
190,261	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	5,137
806,475		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	819,612
2,237,671		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,258,526
2,157,117		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,973,920
875,415	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.348%, 1/25/2046	570,670
1,672,746	[2]	Washington Mutual 2006-AR15, Class 1A, 1.118%, 11/25/2046	1,041,117
1,734,724		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,765,368
		TOTAL	17,268,771
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,800,962)	45,449,985
		Commercial Mortgage-Backed Securities – 5.3%
		Federal Home Loan Mortgage Corporation – 5.3%
1,500,000		Federal Home Loan Mortgage Corp., Class A2, 3.292%, 3/15/2044	1,507,818
2,400,000		Federal Home Loan Mortgage Corp., Class A2, 3.341%, 7/15/2046	2,400,385
2,650,000		Federal Home Loan Mortgage Corp., Class A2, 3.386%, 6/1/2016	2,653,206
2,388,149	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	2,453,491
2,963,610		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,058,441
2,447,520	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,530,763
2,657,762	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,643,515
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,224,687)	17,247,619
		Repurchase Agreements – 13.4%
9,203,000	[2]	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156.	9,203,000
19,324,000	[2,6]	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 6/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,129,167 on 7/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $1,536,627,308.	19,324,000
14,364,000	[2,6]	Interest in $227,765,000 joint repurchase agreement 0.10%, dated 6/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $227,785,878 on 7/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $233,255,903.	14,364,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	42,891,000
		TOTAL INVESTMENTS — 120.0% (IDENTIFIED COST $372,361,652)[7]	384,957,014
		OTHER ASSETS AND LIABILITIES - NET — (20.0)%[8]	(64,082,905)
		TOTAL NET ASSETS — 100%	$320,874,109

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.

1

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $7,673,696, which represented 2.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2011, these liquid restricted securities amounted to $7,627,769, which represented 2.4% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$21	$14
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$40,215	$40,776
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$6,430	$5,137
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2011, the cost of investments for federal tax purposes was $372,361,652. The net unrealized appreciation of investments for federal tax purposes was $12,595,362. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,207,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,611,973.
8	Assets, other than investment in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

2

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$279,368,410	$ —	$279,368,410
Collateralized Mortgage Obligations	—	56,090,268	45,927	56,136,195
Commercial Mortgage-Backed Securities	—	6,561,409	—	6,561,409
Repurchase Agreements	—	42,891,000	—	42,891,000
TOTAL SECURITIES	$-	$384,911,087	$45,927	$384,957,014

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$53,603
Realized gain/loss	1,397
Change in unrealized appreciation/depreciation	(651)
Purchase	4,776
(Sales)	(13,198)
Balance as of June 30, 2011	$45,927
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2011.	$(651)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

3

Federated Ultrashort Bond Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.0%
		Federal National Mortgage Association – 1.0%
$4,155,317		FNMA ARM 544848, 3.070%, 4/01/2030	4,278,335
3,464,513		FNMA ARM 544872, 3.397%, 7/01/2034	3,678,637
676,174		FNMA ARM 556379, 1.678%, 5/01/2040	677,632
3,661,802		FNMA ARM 618128, 2.702%, 8/01/2033	3,802,800
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,124,401)	12,437,404
		Asset-Backed Securities – 45.1%
		Auto Receivables – 20.5%
175,388		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	175,409
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.937%, 1/15/2015	10,158,097
7,304,343		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.23%, 10/6/2013	7,269,168
3,084,575		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	3,179,567
4,032,917		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.27%, 4/7/2014	4,006,783
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,628,400
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,374,010
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,780,730
3,168,971		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	3,189,965
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,648,006
1,750,000		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,750,973
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,503,023
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,471,884
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.337%, 9/15/2014	13,120,245
650,829		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	651,757
7,701,169		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	7,702,231
1,595,501		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	1,597,134
5,572,526	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	5,603,776
5,085,426		Capital One Auto Finance Trust 2007-B, Class A4, 0.217%, 4/15/2014	5,075,927
7,948,345		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	8,072,123
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,075,573
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,338,285
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,506,545
5,000,000		Ford Credit Floorplan Master Owner Trust 2011-1 , Class D, 3.18%, 1/15/2018	5,066,009
15,000,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,266,134
1,005,871		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,007,705
8,755,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	8,883,189
2,556,760		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,578,452
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,104,835
954,943	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	963,053
749,671		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	755,839
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.186%, 9/20/2016	13,908,412
3,945,721	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	3,961,584
3,480,000	[1,2]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	3,595,763
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,002,197
1,556,411		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,570,630
1,402,661		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	1,403,950
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,618,256

Principal Amount or Shares			Value
$500,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	501,065
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.436%, 10/26/2015	2,082,363
10,000,000		Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.186%, 10/26/2015	10,548,334
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.686%, 1/26/2015	2,262,468
12,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.337%, 1/15/2015	12,897,864
9,000,000	[1,2]	SMART (Series 2011-1US Trust), Class A2B, 0.948%, 4/14/2013	9,001,625
522,827		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	525,592
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,103,595
2,541,554		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,554,654
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,030,117
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,058,950
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,003,282
		TOTAL	266,135,528
		Credit Card – 9.1%
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.607%, 8/15/2013	4,970,954
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	524,017
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.477%, 6/15/2014	10,991,555
3,000,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,196,011
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.510%, 10/7/2013	10,000,011
9,640,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.837%, 7/15/2013	9,645,498
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,359,743
9,900,000		Citibank Credit Card Issuance Trust, Class C3, 0.597%, 7/15/2014	9,861,360
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.287%, 5/16/2016	15,186,777
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.537%, 8/15/2016	14,051,968
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,089,777
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.537%, 10/15/2014	11,059,656
7,700,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.577%, 12/16/2013	7,704,372
10,000,000		MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.607%, 7/15/2015	9,936,062
		TOTAL	118,577,761
		Equipment Lease – 5.1%
10,000,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	10,096,250
9,144,030	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.366%, 8/18/2021	8,635,305
1,109,180		CNH Equipment Trust 2008-B, Class A4B, 2.087%, 12/15/2014	1,115,593
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,095,752
1,963,056		CNH Equipment Trust 2010-B, Class A2, 0.67%, 1/15/2013	1,963,352
6,000,000		CNH Equipment Trust 2011-A, Class A2, 0.62%, 6/16/2014	6,003,264
1,375,412		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	1,385,963
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	6,969,375
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,245,100
5,009,845	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	5,055,337
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,620,808
4,778,000		Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,871,568
277,633		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	277,673
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,539,062
		TOTAL	66,874,402
		Home Equity Loan – 1.6%
1,924,252		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.546%, 7/25/2035	1,863,082
3,230,268		Carrington Mortgage Loan Trust, Class A2, 0.286%, 5/25/2036	3,187,254
860,712		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	857,852

Principal Amount or Shares			Value
$164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	159,139
83,984		Countrywide Asset Backed Certificates 2004-4, Class A, 0.926%, 8/25/2034	57,808
489,838		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.436%, 9/20/2023	455,856
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.866%, 11/25/2034	829,878
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	14,978
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.516%, 2/25/2035	118,351
114,831		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	115,625
1,076,832	[1,2]	Quest Trust 2004 — X1, Class A, 0.516%, 3/25/2034	957,959
2,738,034		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,672,523
137,478		Residential Asset Securities Corp. 2003-KS6, Class A2, 0.786%, 8/25/2033	119,780
190,239		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.386%, 12/25/2035	185,499
4,027,054		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.306%, 1/25/2037	3,997,493
1,642,264		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.356%, 2/25/2036	1,589,621
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,082,633		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.336%, 5/25/2036	4,042,688
		TOTAL	21,225,386
		Manufactured Housing – 0.2%
351,245		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	367,450
1,441,010		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,492,971
57,440		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	57,466
		TOTAL	1,917,887
		Other – 8.6%
9,055,566	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.450%, 5/10/2032	8,421,676
7,315,499	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.074%, 4/25/2020	7,318,908
2,000,000		CNH Wholesale Master Note Trust, Class 1A, 0.987%, 9/26/2016	2,001,109
1,500,000		CNH Wholesale Master Note Trust, Class 1B, 1.837%, 9/26/2016	1,500,039
11,000,000		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.822%, 10/25/2021	11,007,715
2,344,017		GE Business Loan Trust, Class A, 0.477%, 5/15/2032	2,178,320
1,294,732		Keycorp Student Loan Trust, Class 2A2, 0.377%, 3/27/2024	1,277,271
6,000,000		Louisiana Public Facilities Authority 2011-A, Class A1, 0.807%, 4/26/2021	5,975,940
13,000,000		North Carolina Education Assistance Authority, Class A1, 0.823%, 1/25/2021	12,942,150
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.587%, 2/15/2014	10,064,724
3,804,904		SLM Student Loan Trust 2006-C, Class A2, 0.297%, 9/15/2020	3,797,032
4,344,562		SLM Student Loan Trust 2010-C, Class A1, 1.837%, 12/15/2017	4,375,589
14,578,837		SLM Student Loan Trust 2011-1, Class A1, 0.706%, 3/25/2026	14,544,650
9,000,000		SLM Student Loan Trust 2011-2, Class A1, 0.793%, 11/25/2027	9,009,305
7,587,935		SLM Student Loan Trust 2011-A, Class A1, 1.187%, 4/15/2015	7,633,212
2,659,885	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,731,558
4,043,753	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	4,096,420
3,343,333	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	3,374,040
		TOTAL	112,249,658
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $585,222,136)	586,980,622
		Corporate Bonds – 26.2%
		Basic Industry - Chemicals – 0.5%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,088,411
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,554,525
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,623,060
		TOTAL	6,265,996

Principal Amount or Shares			Value
		Basic Industry - Metals & Mining – 0.7%
$3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,327,975
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,110,636
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,039,917
		TOTAL	9,478,528
		Capital Goods - Aerospace & Defense – 0.1%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,775,025
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,801,583
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,180,111
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,590,537
		TOTAL	6,572,231
		Communications - Media & Cable – 0.8%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,700,427
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,158,773
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,136,647
		TOTAL	9,995,847
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,252,171
		Communications - Telecom Wireless – 0.4%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,927,659
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,061,808
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,669,102
		TOTAL	5,658,569
		Communications - Telecom Wirelines – 1.2%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,536,159
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,742,392
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,241,474
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,207,500
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,050,823
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,590,064
		TOTAL	15,368,412
		Consumer Cyclical - Automotive – 0.7%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, 0.919%, 3/28/2014	5,992,775
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,073,958
		TOTAL	9,066,733
		Consumer Cyclical - Entertainment – 0.2%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	519,094
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,502,094
		TOTAL	2,021,188
		Consumer Cyclical - Retailers – 0.2%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,509,018
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,551,379
		TOTAL	3,060,397
		Consumer Cyclical - Services – 0.4%
5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,475,000
		Consumer Non-Cyclical - Food/Beverage – 1.8%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,725,925
1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,056,650
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,480,469

Principal Amount or Shares			Value
$2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,382,367
5,000,000		General Mills, Inc., Floating Rate Note — Sr. Note, 0.612%, 5/16/2014	5,012,004
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,636,821
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,295,512
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,100,076
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	1,998,679
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,603,321
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,500,207
		TOTAL	22,792,031
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,159,280
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,546,438
		TOTAL	2,705,718
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,620,694
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,799,681
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.939%, 12/19/2011	2,755,125
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,007,941
		TOTAL	7,183,441
		Consumer Non-Cyclical - Products – 0.4%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,002,120
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,176,044
1,000,000		Procter & Gamble International Funding SCA, Company Guarantee, 1.35%, 8/26/2011	1,001,487
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,113,414
		TOTAL	5,293,065
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,603,217
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,522,126
		Energy - Integrated – 1.9%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,089,834
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	2,983,417
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,635,660
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,033,602
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,154,673
7,500,000		Shell International Finance B.V., Company Guarantee, 0.888%, 6/22/2012	7,526,659
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,147,668
		TOTAL	24,571,513
		Energy - Oil Field Services – 0.2%
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,142,754
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,619,000
		Financial Institution - Banking – 4.5%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,525,876
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,507,512
3,000,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	3,030,716
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,061,406
6,000,000		Citigroup, Inc., Floating Rate Note — Sr. Note, 1.237%, 4/1/2014	5,940,027
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,571,533

Principal Amount or Shares			Value
$5,000,000		Goldman Sachs Group, Inc., Floating Rate Note — Sr. Note, 1.311%, 2/7/2014	4,956,229
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,565,366
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,579,923
4,000,000		JPMorgan Chase & Co., Floating Rate Note — Sr. Note, (Series MTN), 1.023%, 5/2/2014	3,999,369
4,000,000		Morgan Stanley, Floating Rate Note — Sr. Note, (Series FRN), 1.903%, 1/24/2014	4,028,986
4,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	4,614,992
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,272,644
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,076,265
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,656,383
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,228,496
6,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	6,124,801
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,572,026
		TOTAL	58,312,550
		Financial Institution - Brokerage – 0.6%
5,000,000		BlackRock, Inc., Floating Rate Note — Sr. Note, 0.559%, 5/24/2013	5,003,203
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,321,175
		TOTAL	8,324,378
		Financial Institution - Finance Noncaptive – 1.2%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,418,814
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,228,985
2,000,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.153%, 1/7/2014	2,012,554
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.403%, 11/1/2012	6,500,706
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.409%, 4/10/2012	2,001,571
		TOTAL	15,162,630
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,457,112
		Financial Institution - Insurance - Life – 0.9%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.536%, 8/6/2013	5,260,996
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.587%, 4/4/2014	3,002,521
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,582,034
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,752,803
		TOTAL	11,598,354
		Financial Institution - Insurance - P&C – 0.1%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,306,025
		Financial Institution - REITs – 0.8%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,439,108
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,424,540
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,010,850
		TOTAL	9,874,498
		Technology – 2.6%
7,850,000		Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.559%, 3/14/2014	7,885,405
2,350,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,419,182
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,051,364
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.418%, 9/13/2012	3,005,695
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,115,884
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,028,859
4,250,000		Xerox Corp., Floating Rate Note — Sr. Note, 1.081%, 5/16/2014	4,274,093
		TOTAL	33,780,482

Principal Amount or Shares			Value
		Transportation - Railroads – 0.2%
$2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,899,903
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,703,429
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,044,976
		TOTAL	5,748,405
		Utility - Electric – 2.2%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,591,240
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,113,821
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,651,599
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,146,778
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,559,884
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,003,468
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,790,895
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,513,624
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,309,877
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,811,128
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,080,433
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,547,416
		TOTAL	29,120,163
		Utility - Natural Gas Distributor – 0.8%
10,000,000		Sempra Energy, Floating Rate Note — Sr. Note, 1.069%, 3/15/2014	10,039,509
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,148,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $332,014,324)	340,194,971
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
282,586		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	306,185
910,653		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,034,148
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,246,289)	1,340,333
		Collateralized Mortgage Obligations – 17.4%
		Commercial Mortgage – 2.2%
1,158,630		Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.161%, 1/1/2041	1,160,482
8,250,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,615,090
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,315,996
2,715,751	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,737,899
2,978,703	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,051,109
1,468,512	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,518,458
3,767,002	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,851,811
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,554,846
		TOTAL	27,805,691
		Federal Home Loan Mortgage Corporation – 4.7%
7,411,239	[1,2]	Federal Home Loan Mortgage Corp. REMIC 1997 F, 7.00%, 4/18/2029	7,697,846
306,040		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.537%, 2/15/2018	307,479
8,790,235		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.587%, 6/15/2034	8,789,070
2,928,354		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.647%, 2/15/2034	2,925,714
3,285,739		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.567%, 5/15/2036	3,277,330
3,663,412		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.672%, 8/15/2035	3,661,658
1,339,015		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.587%, 7/15/2036	1,336,526

Principal Amount or Shares			Value
$6,583,860		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.487%, 9/15/2036	6,548,239
7,662,718		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.587%, 7/15/2036	7,632,418
6,882,538		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.607%, 11/15/2037	6,886,586
2,968,813		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.937%, 7/15/2036	2,995,225
3,638,274		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.097%, 7/15/2037	3,697,833
4,920,530		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	5,058,524
		TOTAL	60,814,448
		Federal National Mortgage Association – 3.4%
1,540,761		Federal National Mortgage Association REMIC 2002-77 FA, 1.186%, 12/18/2032	1,571,769
4,326,384		Federal National Mortgage Association REMIC 2006-119 CF, 0.486%, 12/25/2036	4,305,587
4,413,856		Federal National Mortgage Association REMIC 2006-44 FK, 0.616%, 6/25/2036	4,406,607
3,505,346		Federal National Mortgage Association REMIC 2006-79 DF, 0.536%, 8/25/2036	3,495,389
6,099,057		Federal National Mortgage Association REMIC 2006-81 FB, 0.536%, 9/25/2036	6,081,165
4,698,829		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.406%, 2/25/2046	4,651,905
4,104,326		Federal National Mortgage Association REMIC 2007-88 FY, 0.646%, 9/25/2037	4,096,077
3,704,079		Federal National Mortgage Association REMIC 2007-97 FE, 0.636%, 7/25/2037	3,708,469
2,995,259		Federal National Mortgage Association REMIC 2008-69 FB, 1.186%, 6/25/2037	3,054,850
3,690,352		Federal National Mortgage Association REMIC 2009-42 FG, 0.986%, 5/25/2039	3,720,368
1,030,068		Federal National Mortgage Association REMIC 2009-63 FB, 0.686%, 8/25/2039	1,033,229
4,154,318		Federal National Mortgage Association REMIC 2009-69 F, 1.036%, 4/25/2037	4,213,321
		TOTAL	44,338,736
		Government Agency – 1.0%
10,431,736		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.720%, 3/9/2021	10,444,776
2,850,055		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.640%, 1/8/2020	2,854,397
		TOTAL	13,299,173
		Non-Agency Mortgage – 6.1%
13,000,000	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.537%, 11/19/2047	12,998,869
42,688		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	37,880
418,389	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	143,102
1,079,151		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,047,521
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.736%, 11/20/2035	43,380
1,226,596		Countrywide Home Loans 2006-OA5, Class 2A3, 0.556%, 4/25/2046	96,742
762,732		Crusade Global Trust 2005-1, Class A1, 0.305%, 6/17/2037	735,254
7,500,000	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.619%, 10/18/2054	7,489,748
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.678%, 10/15/2054	14,024,048
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.628%, 10/15/2054	2,001,523
637,600		Impac CMB Trust 2004-7, Class 1A2, 1.106%, 11/25/2034	450,115
832,824		Impac CMB Trust 2004-9, Class 1A2, 1.066%, 1/25/2035	226,919
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.456%, 2/25/2037	799,516
2,916,409		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.887%, 11/15/2031	2,733,780
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.428%, 7/15/2042	8,250,057
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.669%, 7/15/2042	7,991,966
1,607,782		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	1,622,840
3,405,152		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,436,887
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.673%, 1/21/2055	11,999,970
1,604,927		Washington Mutual 2006-AR1, Class 2A1B, 1.348%, 1/25/2046	1,046,228
2,230,327		Washington Mutual 2006-AR15, Class 1A, 1.118%, 11/25/2046	1,388,156
1,164,275		Washington Mutual 2006-AR17, Class 1A, 1.098%, 12/25/2046	717,144

Principal Amount or Shares			Value
$243,481		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	233,288
		TOTAL	79,514,933
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $233,127,234)	225,772,981
		MUTUAL FUNDS – 9.6%[4]
1,174,162		Emerging Markets Fixed Income Core Fund	33,732,399
2,785,335		Federated Bank Loan Core Fund	28,104,025
697,151		Federated Mortgage Core Portfolio	7,055,172
29,206,523	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	29,206,523
580,256		Federated Project and Trade Finance Core Fund	5,819,971
3,317,963		High Yield Bond Portfolio	21,765,837
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $119,823,396)	125,683,927
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $1,283,557,780)[6]	1,292,410,238
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[7]	7,909,504
		TOTAL NET ASSETS — 100%	$1,300,319,742

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Notes 2-Year Short Futures	500	$109,671,875	September 2011	$(250,840)
[8] United States Treasury Notes 5-Year Short Futures	200	$23,839,063	September 2011	$(169,086)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(419,926)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $309,253,599, which represented 23.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2011, these liquid restricted securities amounted to $309,095,519, which represented 23.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$339,899	$143,102
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$14,978
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	At June 30, 2011, the cost of investments for federal tax purposes was $1,283,479,397. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $8,930,841. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,911,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,980,266.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$12,437,404	$ —	$12,437,404
Asset-Backed Securities	—	586,965,644	14,978	586,980,622
Corporate Bonds	—	340,194,971	—	340,194,971
Mortgage-Backed Securities	—	1,340,333	—	1,340,333
Collateralized Mortgage Obligations	—	225,772,981	—	225,772,981
Mutual Funds	119,863,956	5,819,971[2]	—	125,683,927
TOTAL SECURITIES	$119,863,956	$1,172,531,304	$14,978	$1,292,410,238
OTHER FINANCIAL INSTRUMENTS[3]	$(419,926)	$ —	$ —	$(419,926)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $10,340,457 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represents the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$13,688
Change in unrealized appreciation/depreciation	1,290
Balance as of June 30, 2011	$14,978
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2011	$1,290

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011